INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
Short-Term Investment and Long-Term Investment
	As of December 31,
	2013	2014
	US$	US$
Short-term investments
Fixed-rate time deposits	10,138	455,184

Long-term investments:
Available-for-sale securities:
-Color Life Service Group ("Color Life")	-	24,091
-Hopefluent Group Holdings Limited ("Hopefluent")	-	34,944
	-	59,035
Cost method investment
-Tospur Real Estate Consulting Co., Ltd. ("Tospur")	-	62,257

	-	121,292

Summary of Available-for-Sale Securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$

December 31, 2014
-Color Life	13,583	10,508	-	24,091
-Hopefluent	34,944	-	-	34,944

	48,527	10,508	-	59,035